As filed with the Securities and Exchange Commission on November 28, 2001.

Registration No. 333-71424
811-10531

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]
PRE-EFFECTIVE AMENDMENT NO.  2    [x]
POST-EFFECTIVE AMENDMENT NO.

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [x]
AMENDMENT NO.  2    [x]

NICHOLAS FAMILY OF FUNDS, INC.
(For the Nicholas Liberty Fund, a Series thereof)
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

(414) 272-6133
(Registrant's Telephone Number, including Area Code)

David O. Nicholas, President
Nicholas Family of Funds, Inc.
700 North Water Street
Milwaukee, Wisconsin 53202

Copy to:
Teresa M. Levy
Michael Best & Friedrich LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.
It is proposed that the filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).
[ ] on __________ pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a).
[ ] on __________ pursuant to paragraph (a)(1).
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, $0.001 par value per share

The Registrant requests registration of an indefinite amount of shares of its capital stock, $0.001 par value per share, by this Registration Statement.

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A for Nicholas Liberty Fund (the "Fund") incorporates by reference the following documents filed with the Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on November 15, 2001:

Part A    –    Prospectus

Part B    –    Statement of Additional Information (with the exception of the Financial Statements filed herewith)

Nicholas Liberty Fund

(A Series of Nicholas Family of Funds, Inc.)

Form N-1A

PART B: STATEMENT OF ADDITIONAL INFORMATION

Part B: Statement of Additional Information

FINANCIAL INFORMATION

The following financial statements of the Fund are filed herewith:

(a) Report of Independent Accountants

(b) Statement of Assets and Liabilities

(c) Notes to Financial Statements

Nicholas Family of Funds, Inc.,

Nicholas Liberty Fund Portfolio

Financial Statement as of November 27, 2001

Together with Report of Independent Public Accountants

Report of Independent Public Accountants

To the Shareholders and Board of Directors of the Nicholas Family of Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of the Nicholas Family of Funds, Inc. (a Maryland corporation), Nicholas Liberty Fund Portfolio – the "Fund," as of November 27, 2001. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Nicholas Family of Funds, Inc., Nicholas Liberty Fund Portfolio as of November 27, 2001, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin

November 27, 2001

Nicholas Family of Funds, Inc.,

Nicholas Liberty Fund Portfolio

Statement of Assets and Liabilities

As of November 27, 2001

Assets:

Cash
$100,000.00
Total Assets
100,000.00

Liabilities

Total Liabilities
-

Net Assets
$100,000.00

Capital Shares Outstanding, $0.001 Par Value; 100,000,000 Shares Authorized
10,000.00

Net Asset Value, Offering and Redemption Price Per Share (Net Assets/ Shares Outstanding
$10.00

The accompanying notes to financial statements are an integral part of this statement.

Nicholas Family of Funds, Inc.,

Nicholas Liberty Fund Portfolio

Notes to Financial Statement

November 27, 2001

(1) Summary of Significant Accounting Policies-

Nicholas Liberty Fund (the "Fund") is a series of Nicholas Family of Funds, Inc. (the "Corporation"), an open-end management investment company, commonly called a mutual fund, organized under the laws of the State of Maryland on October 11, 2001. The Corporation is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, this is the only series of the Corporation. The primary objective of the Fund is growth. The following is a summary of the significant accounting policies of the Fund.

(a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at amortized cost which approximates market value. Investment transactions are generally recorded no later than the first business day after the trade date.

(b) The Fund may engage in short sales. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for outstanding short sales, when required. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the statement of assets and liabilities. This risk is unlimited as the Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

(c) Expenses incurred by the Fund in connection with the organization and initial public offering were paid by the Adviser and are not subject to recovery.

(d) The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

(e) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, in any, are recorded at fair market value on date of distribution.

(f) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(g) The revised AICPA Audit and Accounting Guide for Investment Companies is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide will impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Fund.

(2) Investment Adviser and Management Agreement-

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on the average net asset value of the Fund, as determined by valuations made at the close of each business day of the month. The Fund’s base management fee is 1.50% of the Fund’s average net assets. For each month subsequent to the end of the first full twelve months of operations, the base management fee of 1.50% of average net assets will be adjusted up or down by 25% of the difference between the Fund’s average annual total return and the average annual total return of the Fund’s benchmark, the Standard & Poor’s 500 Index, as measured for each from the inception date of the Fund. The first twelve months of operations of the Fund shall commence as of the first day of the month following the month in which the Fund commenced operations. Once the Fund has had five full years of continuous operations, as measured from the first full month of operations, the base management fee will be adjusted up or down by 25% of the difference between the Fund’s average annual total return and the average annual total return of the Fund’s benchmark, the Standard & Poor’s 500 Index, based on a five-year monthly rolling average. The maximum adjustment up or down is 0.75%; therefore, the management fee may fluctuate between a minimum of 0.75% and maximum of 2.25% of average net assets.

(3) Capital Stock-

The Corporation is authorized to issue up to five billion (5,000,000,000) shares of common stock with $0.001 par value of which one hundred million (100,000,000) shares of common stock are allocated to the Fund.

Nicholas Liberty Fund

(A Series of Nicholas Family of Funds, Inc.)

Form N-1A

PART C: OTHER INFORMATION

PART C. OTHER INFORMATION

Item 23. Exhibits

    All exhibits required to be filed with this Form N-1A pursuant to Item 23 are listed in the Exhibit Index appearing elsewhere in this Registration Statement.

Item 24. Persons Controlled by or Under Common Control with the Fund

    The Registrant is not under common control with any other person. The Registrant, Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc., and Nicholas Equity Income Fund, Inc. share a common investment adviser, Nicholas Company, Inc.; however, each such fund has an independent Board of Directors responsible for supervising the investment and business services provided by the adviser. The Registrant does not control any other person.

Item 25. Indemnification

    Article VI, Section 7 of the Registrant's By-Laws provides for the indemnification of its officers and directors against liabilities incurred in such capacities to the extent described therein, subject to the provisions of the Maryland General Business Corporation Law; such Section 7 will be incorporated herein by reference to the By-Laws of the Registrant to be filed with the Securities and Exchange Commission, by amendment hereto.

Item 26. Business and Other Connections of the Investment Adviser

    Nicholas Company, Inc. serves as the Investment Adviser for the Registrant. The business and other connections of Nicholas Company, Inc. are set forth in the Form ADV of Nicholas Company, Inc. as filed with the Securities and Exchange Commission.

Item 27. Principal Underwriters

    None.

Item 28. Location of Accounts and Records

    All account, books or other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules of the Securities and Exchange Commission promulgated thereunder, are located at the offices of the Registrant, 700 North Water Street, Milwaukee, Wisconsin 53202, the Registrant’s Transfer Agent, Firstar Mutual Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin 53202, and the Registrant’s Custodian, Firstar Bank, N.A.

Item 29. Management Services

    None.

Item 30. Undertakings

    The Registrant's By-Laws provide that it will indemnify the Officers and Directors of the Registrant for liabilities incurred by them in any proceeding arising by reason of the fact that any such person was or is a director or officer of the Registrant. Insofar as indemnification for liability arising under the Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and may, therefore, be unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

    The undersigned Registrant hereby undertakes to deliver or cause to be delivered with the prospectus, to each person to whom the prospectus is sent or given, the latest annual report to security holders that is incorporated by reference in the prospectus and furnished pursuant to and meeting the requirements of Rule 14a-3 or Rule 14c-3 under the Securities Exchange Act of 1934, as amended; and, where interim financial information required to be presented by Article 3 of Regulation S-X are not set forth in the prospectus, to deliver, or cause to be delivered to each person to whom the prospectus is sent or given, the latest semiannual report that is specifically incorporated by reference in the prospectus.

EXHIBIT INDEX

Exhibit No.	Description	Sequential Page No.
(a)	Articles of Amendment to Articles of Incorporation of Registrant dated November 13, 2001; Articles of Incorporation of Registrant, dated October 10, 2001, were previously filed with the Registrant’s initial Registration Statement on Form N-1A filed with the SEC on October 11, 2001, and are incorporated by reference herein.	**
(b)	By-Laws of Registrant.	**
(c)	Instrument Defining Rights of Security Holders: Certificates for shares of Common Stock will not be issued. See Article IV of the Registrant’s Articles of Incorporation previously filed, and Articles I and IV of the Registrant’s By-Laws previously filed.	**
(d)	Investment Advisory Agreement between Registrant and Nicholas Company, Inc., as amended	**
(e)	Underwriting Agreement – Not Applicable.
(f)	Bonus or Profit Sharing Contracts – Not Applicable.
(g)	Custodian Agreement between Registrant and Firstar Institutional Custody Services.	**
(h)	Other Material Contracts – Not Applicable.
(i.1)	Opinion of Michael Best & Friedrich LLP, concerning the legality of Registrant's common stock, including attorney's consent to the use of such opinion.	**
(i.2)	Power of Attorney for Directors, as required by Rule 402 under the Securities Act of 1933.	*
(j)	Consent of Arthur Andersen LLP, independent public accountants.	***
(k)	Omitted Financial Statements – Not Applicable.
(l)	Form of Agreement Relating to Initial Capital.	**
(m)	Rule 12b-1 Plan – Not Applicable.
(n)	Rule 18f-3 Plan – Not Applicable.
(o)	Reserved.
(p)	Code of Ethics of Nicholas Family of Funds, Inc.	*
(p.1)	Code of Ethics and Insider Trading Policy of Nicholas Company, Inc.	*

____________________________________

* Previously filed with Registrant’s initial Registration Statement on Form N-1A filed with the SEC on October 11, 2001, and is incorporated by reference herein.

** Previously filed with the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on November 15, 2001, and is incorporated by reference herein.

*** Filed herewith.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, State of Wisconsin, on the 26th day of November, 2001.

NICHOLAS FAMILY OF FUNDS, INC.

By:   /s/ David O. Nicholas
David O. Nicholas
President and Director

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registration Statement has been signed below by the following persons in the capacities indicated and on November 26, 2001.

/s/ David O. Nicholas                                                         President (Principal Executive Officer)
      David O. Nicholas                                                         and Director

/s/ Jeffrey T. May                                                                Senior Vice-President and
      Jeffrey T. May                                                               Treasurer (Chief Accounting Officer)

/s/ Timothy P. Reiland                                                        Director
      Timothy P. Reiland

/s/ Jay H. Robertson                                                            Director
      Jay H. Robertson

LIST OF CONSENTS

 1. Consent of Arthur Andersen LLP

        (Included in Exhibit (j))

EXHIBIT NO. (j)

 Consent of Arthur Andersen LLP,
independent public accountants